Cutler Emerging Markets Fund
RISK/RETURN SUMMARY CUTLER EMERGING MARKETS FUND
INVESTMENT OBJECTIVE
The investment objective of the Cutler Emerging Markets Fund (the “Emerging Markets Fund”) is to seek current income and long-term capital appreciation.
FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees	Cutler Emerging Markets Fund Cutler Emerging Markets Fund Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cutler Emerging Markets Fund Cutler Emerging Markets Fund Shares
Management Fees	0.85%
Service Fees	none
Other Expenses	1.27%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.25%	[1]
Fee Waivers and Expense Reimbursements	(0.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.68%	[1],[2]
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Emerging Markets Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The Emerging Markets Fund's investment adviser, Cutler Investment Counsel, LLC (the "Adviser"), has contractually agreed, until October 31, 2020, to reduce its management fees and to pay the Fund's ordinary operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 1.55% of the Fund's average daily net assets. Any management fees reduced and ordinary operating expenses paid by the Adviser are subject to repayment by the Emerging Markets Fund for a period of 3 years after such fees and expenses were reduced or paid, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses. Prior to October 31, 2020, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Emerging Markets Fund’s operating expenses remain the same and that the expense limitation will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Cutler Emerging Markets Fund | Cutler Emerging Markets Fund Shares | USD ($)	171	649	1,153	2,541

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Markets Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE EMERGING MARKETS FUND

In seeking to meet its investment objective, under normal conditions, at least 80% of the Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Fund is not currently authorized by the Board of Trustees to do so). Securities in which the Emerging Markets Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund considers “emerging markets” generally to include any country defined or classified currently or in the future as an emerging market by the Standard & Poor’s Emerging BMI (USD) Total Return Index, but may include other countries in the discretion of the Adviser.

The Adviser will manage the Emerging Markets Fund in accordance with the Adviser’s dividend focused investment philosophy with appropriate adjustments for emerging market economies, sectors and securities. The Adviser chooses investments based on its judgment of fundamental value, which emphasizes companies that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

•	earnings

•	dividend and market price histories

•	balance sheet characteristics

•	perceived management skills

In selecting investments for the Emerging Markets Fund, the Fund’s portfolio managers, based upon their experience with and analysis of emerging markets economies, sectors and securities, will take into account the various opportunities presented by companies in rapidly growing emerging markets and the correlative risks presented by emerging markets securities.

The Emerging Markets Fund typically invests in stocks of companies that have a total market capitalization of at least $5 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings. The Emerging Markets Fund normally expects that its assets will be invested in multiple emerging market countries, industries and market sectors.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in emerging market economies, such as the fluctuation in interest or unemployment rates. These factors help to identify countries, industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Emerging Markets Fund may use ETFs in certain situations to gain access to a broader exposure to a specific emerging stock market without purchasing a large number of individual securities. The Emerging Markets Fund may invest in ETFs that have a total market capitalization and which invest in securities with a market capitalization of any size. The Emerging Markets Fund may invest both in ADRs, which are listed on domestic stock exchanges, as well as directly in common stock traded on foreign exchanges. The Emerging Markets Fund may invest in securities of both U.S. and non-U.S. issuers, which can be both U.S. dollar-based and non-U.S. dollar-based.

The Emerging Markets Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts which are entered into directly with dealers.

The Adviser will sell securities for any one of four possible reasons:

•	When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

•	If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

•	If the Adviser believes that a company’s management is not acting in a forthright manner.

•	If the Adviser believes that a country’s significant geopolitical concerns raise cause for concern for a particular issuer.

PRINCIPAL RISKS OF INVESTING IN THE EMERGING MARKETS FUND

An investment in the Emerging Markets Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There is no assurance that the Emerging Markets Fund will achieve its investment objective. The Emerging Markets Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Emerging Markets Fund may be worth less than its original cost. The Emerging Markets Fund, by itself, does not provide a complete investment program. The Emerging Markets Fund is subject to the following principal risks (presented alphabetically):

Currency Risk

Because the Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Emerging Markets Risk

The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Emerging Markets Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Foreign Investment Risk

Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Forward Foreign Currency Contracts Risk

The Emerging Markets Fund may use forward foreign currency contracts to hedge against currency risk. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction, or the inability of the Emerging Markets Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Emerging Markets Fund may suffer losses from these transactions.

Large-Cap Company Risk

The Emerging Markets Fund may invest in large-cap companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk

Because the Emerging Markets Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser and may not produce the desired results. Poor security selection could cause the Emerging Markets Fund’s return to be lower than anticipated.

Mid-Cap Company Risk

The Emerging Markets Fund may invest in mid-cap companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies are substantially less than are typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

Stock Market Risk

Among other things, the market value of any security in which the Emerging Markets Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Emerging Markets Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the foreign stock markets or the entire market. The investment style utilized for the Emerging Markets Fund could fall out of favor with the market.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Emerging Markets Fund, or the Fund could underperform other investments, if any of the following occurs:

•	The stock market goes down

•	The stock market undervalues the stocks in the Emerging Markets Fund’s portfolio

•	The Adviser’s judgment as to the value of the Emerging Markets Fund’s stocks proves to be mistaken

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks of investing in the Emerging Markets Fund by showing changes in the Fund’s performance from year to year since its inception, and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Emerging Markets Fund’s performance in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

EMERGING MARKETS FUND Annual Total Return as of 12/31 (%)

The Emerging Markets Fund’s 2019 year-to-date total return through September 30, 2019 is 1.81%.

During the period shown in the bar chart, the highest quarterly return was 10.62% during the quarter ended March 31, 2017 and the lowest quarterly return was -8.38% during the quarter ended June 30, 2018.

Average Annual Total Returns For Periods Ended December 31, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Total Returns - Cutler Emerging Markets Fund		1 Year	Since Inception	Inception Date
Cutler Emerging Markets Fund Shares		(13.09%)	(2.37%)	Jul. 02, 2015
Cutler Emerging Markets Fund Shares | After Taxes on Distributions		(13.18%)	(2.58%)	Jul. 02, 2015
Cutler Emerging Markets Fund Shares | After Taxes on Distributions and Sales		(7.37%)	(1.77%)	Jul. 02, 2015
S&P Emerging BMI Total Return Index (S&P Emerging BMI Index) (reflects no deduction for fees, expenses or taxes)	[1],[2]	(13.53%)	2.45%	Jul. 02, 2015
MSCI Emerging Markets Index (MSCI EM Index) (reflects no deduction for fees, expenses or taxes)	[1],[3]	(14.57%)	2.17%	Jul. 02, 2015
[1]	Effective December 28, 2018, the Emerging Markets Fund changed its benchmark from the MSCI EM Index to the S&P Emerging BMI Index. This benchmark change was made because the S&P Emerging BMI Index more precisely reflects the market in which the Emerging Markets Fund invests.
[2]	The S&P Emerging BMI Index captures all companies domiciled in the emerging markets within the S&P Global BMI with a float-adjusted market capitalization of at least USD $100 million meeting 6- and 12-month median value traded requirements. The index is segmented by country/region, size (large, mid and small), style (value and growth), and GICS (sectors/industry groups). The index is unmanaged. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.
[3]	The MSCI EM Index captures large and mid-cap representation across 24 emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.